Randy Legg
Vice President &
Associate Counsel

August 18, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:Oppenheimer Rochester General Municipal Fund
         File Nos. 811-22142; 333-147208

To the Securities and Exchange Commission:

An electronic  ("EDGAR")  filing is hereby made pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment  Company Act of 1940,
as amended  (the  "1940  Act"),  on behalf of  Oppenheimer  Rochester  General
Municipal  Fund (the  "Registrant").  This  filing  constitutes  Pre-Effective
Amendment  No. 2 under  the 1933 Act and  Amendment  No. 2 under  the 1940 Act
(the  "Amendment")  to the  Registrant's  Registration  Statement on Form N-1A
(the "Registration Statement").

This  filing is being  made  pursuant  to Rule 472  under  the 1933 Act.  This amendment is marked to show changes  from the  Registration  Statement on Form
N-1A/A filed on February 19, 2008,  in response to comments of the  Commission
Staff on such filing.

This  filing  also  includes  a  request  for  acceleration.  We  respectfully request this registration  statement to be declared effective as of August 20,
2008, or as soon as practicable  thereafter.  In order to expedite  review and achieve consistency,  we request that you address any comments on this filing, to:

               Nancy S. Vann
               Vice President & Associate Counsel
               OppenheimerFunds, Inc.
               Two World Financial Center
               225 Liberty Street, 16th Floor
               New York, New York 10281-1008
               212.323.5089 / nvann@oppenheimerfunds.com

Thank you for your attention to this matter.

Sincerely,

/s/ Randy Legg
-----------------------------
Randy Legg
Vice President & Associate Counsel

Attachments

cc: Vincent J. DiStefano, Securities & Exchange Commission
    Kramer Levin Naftalis & Frankel LLP
    Nancy S. Vann
    Gloria LaFond